Notes Payable - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Federal Reserve Bank Advances	Dec. 31, 2010 Federal Reserve Bank Advances	Apr. 30, 2010 Federal Deposit Insurance Corporation [Member]
Debt Disclosure [Line Items]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Maximum Amount Available	$ 2.0	$ 1.6
Remaining unused borrowing capacity at the Fed discount window			2.6	2.7
Notes Payable, amount					$ 5.8
Debt Instrument, Interest Rate, Effective Percentage	16.00%